Other intangible assets	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Other intangible assets
Goodwill and intangible assets with indefinite useful lives
Goodwill and intangible assets with indefinite useful lives at December 31, 2017 and 2016 are summarized below:

	At January 1, 2017	Translation differences and Other	At December 31, 2017
	(€ million)
Gross amount	€12,299	€(1,449)	€10,850
Accumulated impairment losses	(482)	28	(454)
Goodwill	11,817	(1,421)	10,396
Brands	3,405	(411)	2,994
Total Goodwill and intangible assets with indefinite useful lives	€15,222	€(1,832)	€13,390

	At January 1, 2016	Translation differences	Transfer to Assets held for sale	At December 31, 2016
	(€ million)
Gross amount	€11,966	€387	€(54)	€12,299
Accumulated impairment losses	(469)	(13)	—	(482)
Goodwill	11,497	374	(54)	11,817
Brands	3,293	112	—	3,405
Total Goodwill and intangible assets with indefinite useful lives	€14,790	€486	€(54)	€15,222

Translation differences in 2017 and 2016 primarily related to foreign currency translation of the U.S. Dollar to the Euro.
Brands
Brands, composed of the Chrysler, Jeep, Dodge, Ram and Mopar brands, resulted from the acquisition of FCA US and are allocated to the NAFTA segment. These rights are protected legally through registration with government agencies and through the continuous use in commerce. As these rights have no legal, contractual, competitive or economic term that limits their useful lives, they are classified as intangible assets with indefinite useful lives and are therefore not amortized but are instead tested annually for impairment.
For the purpose of impairment testing, the carrying value of Brands is tested jointly with the goodwill allocated to the NAFTA segment.
Goodwill
At December 31, 2017, Goodwill included €10,311 million from the acquisition of FCA US (€11,731 million at December 31, 2016). At December 31, 2016, €54 million of goodwill was classified within Assets held for sale as a result of Itedi meeting the held for sale criteria (see Note 3, Scope of consolidation).
There were no impairment charges recognized in respect of Goodwill and intangible assets with indefinite lives during the years ended December 31, 2017, 2016 and 2015.
The following table summarizes the allocation of Goodwill between FCA's reportable segments:

	At December 31
	2017	2016
	(€ million)
NAFTA	€8,453	€9,618
APAC	1,099	1,250
LATAM	529	602
EMEA	253	285
Components	62	62
Total Goodwill	€10,396	€11,817
Other intangible assets

	Externally acquired development expenditures	Internally generated development expenditures	Patents, concessions, licenses and credits	Other intangible assets	Total
	(€ million)
Gross carrying amount at January 1, 2016	€9,262	€6,487	€3,120	€701	€19,570
Additions	1,546	1,012	490	58	3,106
Divestitures	(1)	(49)	(80)	(7)	(137)
Translation differences and other changes	265	217	22	87	591
Transfer to Assets held for sale	—	—	—	(38)	(38)
At December 31, 2016	11,072	7,667	3,552	801	23,092
Additions	1,997	589	356	65	3,007
Divestitures	(289)	(40)	(16)	(1)	(346)
Translation differences and other changes	(967)	(130)	(309)	(61)	(1,467)
At December 31, 2017	11,813	8,086	3,583	804	24,286
Accumulated amortization and impairment losses at January 1, 2016	3,993	3,617	1,583	431	9,624
Amortization	962	530	210	56	1,758
Impairment losses and asset write-offs	29	92	—	1	122
Divestitures	—	(37)	(20)	(6)	(63)
Translation differences and other changes	108	86	35	31	260
Transfer to Assets held for sale	—	—	—	(31)	(31)
At December 31, 2016	5,092	4,288	1,808	482	11,670
Amortization	829	595	371	61	1,856
Impairment losses and asset write-offs	52	58	—	—	110
Divestitures	(289)	(35)	(10)	—	(334)
Translation differences and other changes	(315)	(73)	(140)	(30)	(558)
At December 31, 2017	5,369	4,833	2,029	513	12,744
Carrying amount at December 31, 2016	€5,980	€3,379	€1,744	€319	€11,422
Carrying amount at December 31, 2017	€6,444	€3,253	€1,554	€291	€11,542

Additions included capitalized development expenditures of €2,586 million (€2,558 million in 2016), primarily consisting of material costs and personnel related expenses relating to engineering, design and development focused on content enhancement of existing vehicles, new models and powertrain programs. In 2017, €110 million of impairment losses and asset write-offs were recognized as described in Note 5, Research and development costs.
    In 2016, of the total €122 million impairment losses and asset write-offs, €90 million related to the locally produced Fiat Viaggio and Ottimo vehicles in China, as described in Note 5, Research and development costs.
Translation differences primarily related to foreign currency translation of the U.S. Dollar to the Euro. Amortization of internally and externally generated intangible assets is recognized within Research and development costs within Consolidated Income Statement, as described in Note 5, Research and development costs. Amortization of Patents, concessions, licenses and credits and Other intangibles are recognized within Cost of revenues and Selling, general and other costs.
At December 31, 2017 and 2016, the Group had contractual commitments for the purchase of intangible assets amounting to €601 million and €417 million, respectively.